Investment in Unconsolidated Affiliate	3 Months Ended
Mar. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Investment in unconsolidated affiliate
(9) Investment in Unconsolidated Affiliates

The Partnership’s unconsolidated investments consisted of a contractual right to the economic benefits and burdens associated with Devon's 38.75% ownership interest in GCF at March 31, 2015 and 2014 and a 30.6% ownership interest in Howard Energy Partners ("HEP") at March 31, 2015 and 2014.

The following table shows the activity related to the Partnership’s investment in unconsolidated affiliates for the periods indicated (in millions):

	Gulf Coast Fractionators	Howard Energy Partners	Total
Three months ended
March 31, 2015
Distributions	$2.7	$4.1	$6.8
Equity in income	$3.3	$0.4	$3.7

March 31, 2014
Distributions (1)	$—	$2.7	$2.7
Equity in income	$4.1	$0.1	$4.2
(1) Includes income and distributions for the period from March 7, 2014 through March 31, 2014 for HEP.

The following table shows the balances related to the Partnership’s investment in unconsolidated affiliates for the periods indicated (in millions):

	March 31, 2015	December 31, 2014
Gulf Coast Fractionators	$54.7	$54.1
Howard Energy Partners	213.1	216.7
Total investments in unconsolidated affiliates	$267.8	$270.8